Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total share- holders’ equity	Called up share capital & share premium	Other equity instruments	Retained earnings	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Group reorganisation reserve (‘GRR’) [1]	Insurance finance reserve		Non-controlling interests
Equity at beginning of period at Dec. 31, 2023		£ 24,505	£ 24,359	£ 1,801	£ 3,930	£ 24,724	£ (868)	£ (330)	£ 2,178	£ (7,692)	£ 616	[2]	£ 146
Profit for the period		731	715			715							16
Other comprehensive (expense)/income (net of tax)		(347)	(344)			(5)	62	(199)	(200)		(2)	[2]	(3)
– debt instruments at fair value through other comprehensive income		26	25				25						1
– equity instruments designated at fair value through other comprehensive income		13	13				13
– cash flow hedges		(201)	(201)					(201)
– remeasurement of defined benefit asset/liability		25	25			25
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[3]	(30)	(30)			(30)
– foreign exchange reclassified to income statement on disposal of a foreign operation		85	85						85
– insurance finance income recognised in other comprehensive income		13	13								13	[2]
Exchange differences and other		(278)	(274)				24	2	(285)		(15)	[2]	(4)
Total comprehensive income for the period		384	371			710	62	(199)	(200)		(2)	[2]	13
Capital securities issued during the period	[4]	1,132	1,132	1,132
Dividends paid	[5]	(187)	(182)			(182)							(5)
Net impact of equity-settled share-based payments		5
Change in business combinations and other movements		(352)	(352)			(352)
Equity at end of period at Jun. 30, 2024		25,487	25,333	2,933	3,930	24,905	(806)	(529)	1,978	(7,692)	614	[2]	154
Profit for the period		552	538			538							14
Other comprehensive (expense)/income (net of tax)		(49)	(46)			(35)	114	302	(293)		(134)		(3)
– debt instruments at fair value through other comprehensive income		118	118				118
– equity instruments designated at fair value through other comprehensive income		(15)	(15)				(15)
– cash flow hedges		304	304					304
– remeasurement of defined benefit asset/liability		(27)	(27)			(27)
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[3]	(10)	(10)			(10)
– foreign exchange reclassified to income statement on disposal of a foreign operation		(36)	(36)						(36)
– insurance finance income recognised in other comprehensive income		(121)	(121)								(121)
Exchange differences and other		(262)	(259)			2	11	(2)	(257)		(13)		(3)
Total comprehensive income for the period		503	492			503	114	302	(293)		(134)		11
Capital securities issued during the period		1,650	1,650	1,446	204
Redemption of securities		(213)	(213)		(213)
Dividends paid	[5]	(359)	(353)			(353)							(6)
Net impact of equity-settled share-based payments		(11)
Change in business combinations and other movements		(4)	(3)			(4)			1				(1)
Equity at end of period at Dec. 31, 2024		27,053	26,895	4,379	3,921	25,040	(692)	(227)	1,686	(7,692)	480	[2]	158
Profit for the period		852	842			842							10
Other comprehensive (expense)/income (net of tax)		(106)	(112)			128	(958)	278	406		34	[2]	6
– debt instruments at fair value through other comprehensive income		(919)	(920)				(920)						1
– equity instruments designated at fair value through other comprehensive income		3	3				3
– cash flow hedges		277	277					277
– remeasurement of defined benefit asset/liability		21	21			21
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[3]	106	106			106
– foreign exchange reclassified to income statement on disposal of a foreign operation		0	0
– insurance finance income recognised in other comprehensive income		16	16								16	[2]
Exchange differences and other		390	385			1	(41)	1	406		18	[2]	5
Total comprehensive income for the period		746	730			970	(958)	278	406		34	[2]	16
Capital securities issued during the period		187	187		187
Redemption of securities		0	0
Dividends paid	[5]	(173)	(167)			(167)							(6)
Net impact of equity-settled share-based payments		(9)				(9)
Change in business combinations and other movements		3	3			(3)	6
Equity at end of period at Jun. 30, 2025		£ 27,807	£ 27,639	£ 4,379	£ 4,108	£ 25,831	£ (1,644)	£ 51	£ 2,092	£ (7,692)	£ 514	[2]	£ 168

[1]	GRR is an accounting reserve resulting from the ring-fencing implementation.
[2]	The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’)
[3]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a loss of £222m (1H24:
was a gain of £88m and 2H24: loss of £18m).

[4]	CET1 issuance of shares to HSBC Holdings plc equal to £1,132m in respect of funding the acquisition of PBRS in February 2024.
[5]	The dividends to the parent company includes dividend on ordinary share capital £81m (1H24: £99m and 2H24: £213m), coupon payment on additional tier 1 instrument £86m (1H24: £83m and 2H24: £140m).